Supplementary Oil And Gas Information (Unaudited) - Natural Gas Narrative (Details) - Natural Gas - Bcf	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reserve Quantities [Line Items]
Change in proved developed and undeveloped reserves, net (in MMbbl)	2,919	428	886
Extensions and discoveries (in MMbbl)	173	106	90
Improved recovery (in MMbbl)	159	202	414
Purchases of reserves in place (in MMbbl)	2,615	34	67
Sales of reserves in place (in Bcf)	4	0	3
Production (in Bcf)	524	528	542
Economic revisions due to prices (in Bcf)	100	248	(748)
Revisions of prior estimates (in Bcf)	399	367	(164)